Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 443,800.00
Previously Paid Amount	0.00
Total Fee Amount	61.29
Total Offset Amount	0.00
Net Fee	$ 61.29